Nonrecourse securitization debt	12 Months Ended
Dec. 31, 2016
Nonrecourse securitization debt
Nonrecourse securitization debt
15.	Nonrecourse securitization debt

As of December 31, 2015 and 2016, the asset-backed debt securities were nil and RMB4.43 billion, respectively. The weighted average interest rate for the outstanding nonrecourse securitization debt as of December 31, 2016 was approximately 4.7%.